Average Annual Total Returns (Vanguard Long-Term Investment-Grade Fund Retail)	Vanguard Long-Term Investment-Grade Fund Vanguard Long-Term Investment-Grade Fund - Investor Shares 2/1/2014 - 1/31/2015	Vanguard Long-Term Investment-Grade Fund Vanguard Long-Term Investment-Grade Fund - Admiral Shares 2/1/2014 - 1/31/2015	Return After Taxes on Distributions Vanguard Long-Term Investment-Grade Fund Vanguard Long-Term Investment-Grade Fund - Investor Shares 2/1/2014 - 1/31/2015	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Long-Term Investment-Grade Fund Vanguard Long-Term Investment-Grade Fund - Investor Shares 2/1/2014 - 1/31/2015	Barclays U.S. Long Credit A or Better Bond Index Vanguard Long-Term Investment-Grade Fund Vanguard Long-Term Investment-Grade Fund - Investor Shares 2/1/2014 - 1/31/2015	Barclays U.S. Long Credit A or Better Bond Index Vanguard Long-Term Investment-Grade Fund Vanguard Long-Term Investment-Grade Fund - Admiral Shares 2/1/2014 - 1/31/2015
Average Annual Returns for Periods Ended December 31, 2014
One Year	18.17%	18.29%	15.41%	10.43%	17.22%	17.22%
Five Years	10.01%	10.13%	7.75%	6.96%	9.60%	9.60%
Ten Years	7.24%	7.36%	5.06%	4.78%	6.78%	6.78%